Investment Objectives and Goals - Franklin Gold and Precious Metals VIP Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Gold and Precious Metals VIP Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation. The Fund's secondary goal is to provide shareholders with current income through dividends or interest received from its investments.